Other long-term debt (Narrative) (Details) ¥ in Millions											1 Months Ended								4 Months Ended	12 Months Ended
	Dec. 21, 2018 USD ($)	Nov. 30, 2018 USD ($)	Aug. 03, 2018 USD ($)	Jul. 10, 2017 USD ($)	Jun. 06, 2017	Apr. 07, 2017 USD ($)	Aug. 30, 2016 USD ($)	Aug. 15, 2016 USD ($)	Mar. 14, 2016 USD ($)	Dec. 06, 2013 USD ($)	Sep. 21, 2018 USD ($)	Sep. 20, 2018 USD ($)	Mar. 20, 2018 USD ($)	Mar. 19, 2018 USD ($)	Nov. 22, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 28, 2018	Dec. 21, 2018 CNY (¥)	Nov. 30, 2018 CNY (¥)	Sep. 21, 2018 CNY (¥)	Sep. 20, 2018 CNY (¥)	Aug. 03, 2018 CNY (¥)	Mar. 20, 2018 CNY (¥)	Dec. 01, 2017 USD ($)	Aug. 15, 2017	Apr. 07, 2017 CNY (¥)	Aug. 15, 2016 CNY (¥)	Mar. 14, 2016 CNY (¥)	Feb. 29, 2016	Jan. 27, 2016 CNY (¥)	Dec. 28, 2015 CNY (¥)
Debt Instrument [Line Items]
Redemption terms																				At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. "Applicable Premium" means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.
(Loss)/Gain on extinguishment of debt																				$ (21,443,949)	$ (15,879,702)	$ (12,123,750)
Interest Expense, Debt																				$ 99,245,696	$ 66,153,440	$ 29,856,832
First Tranche Bonds [Member]
Debt Instrument [Line Items]
Stated rate																							8.20%
Debt Instrument Redemption Price		$ 6,509,574
(Loss)/Gain on extinguishment of debt		(6,518,487)
Debt Instrument Redemption Amount		87,000,000																							¥ 600
Debt Issuance Costs, Net		$ 8,913
First Tranche Bonds [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Stated rate																							7.50%
Two thousand nineteen Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price	$ 4,773,284
(Loss)/Gain on extinguishment of debt	(4,775,500)
Debt Instrument Redemption Amount	58,000,000																							¥ 400
Debt Issuance Costs, Net	$ 2,216
New Tranche [Member]
Debt Instrument [Line Items]
Stated rate																															8.20%
Debt Instrument Redemption Price			$ 5,710,866
(Loss)/Gain on extinguishment of debt			(5,989,710)
Debt Instrument Redemption Amount			153,000,000																									¥ 1,050
Debt Issuance Costs, Net			$ 278,844
2017 Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price													$ 3,494,557
(Loss)/Gain on extinguishment of debt													(3,782,353)
Debt Instrument Redemption Amount													73,000,000																¥ 500
Debt Issuance Costs, Net													$ 287,796
2018 Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument Redemption Price											$ 3,291,086
(Loss)/Gain on extinguishment of debt											(3,599,937)
Debt Instrument Redemption Amount											58,000,000															¥ 400
Debt Issuance Costs, Net											$ 308,851
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Debt issuance date										Dec. 06, 2013										Dec. 06, 2013
Debt instrument, aggregate principal amount										$ 200,000,000
Maturity date										Jun. 06, 2019										Jun. 06, 2019
Stated rate										13.00%									13.00%	13.00%
Effective interest rate																			14.05%	14.05%
Redemption price				6.50%
DebtInstrument Redemption Outstanding Principal Balance				$ 200,000,000
Debt Instrument Redemption Price				13,000,000
(Loss)/Gain on extinguishment of debt				(15,879,702)
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																				10.00%
Debt Instrument, Frequency of Periodic Payment										semi-annually
Debt Instrument Redemption Amount				215,456,000
Debt Issuance Costs, Net				2,879,702
Interest Expense, Debt				$ 2,456,000
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																			2.75	2.75															3.0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																			1.0	1.0															1.0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price																				106.50%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price																				100.00%
Redemption terms																				At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.
Debt Instrument Redemption Period																				12 months
Debt Instrument, Description of Variable Rate Basis																				the Adjusted Treasury Rate (as defined in the June 2019 Indenture)
Debt Instrument, Basis Spread on Variable Rate																				1.00%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price					1.00%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price																				103.25%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Debt issuance date							Aug. 30, 2016
Stated rate							8.125%
Effective interest rate																			9.06%	9.06%
(Loss)/Gain on extinguishment of debt																			$ 511,919
Debt Instrument, Periodic Payment, Principal							$ 300,000,000
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																				10.00%
Debt Instrument, Frequency of Periodic Payment							semi-annually
Debt Instrument Redemption Amount																			11,900,000	$ 11,900,000
Unamortized Debt Issuance Expense																			$ 65,530	65,530
Debt instruments redemption difference between repurchase price and principal amount																				$ 577,449
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																			2.50	2.50
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																			1.0	1.0
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price																				100.00%
Redemption terms																				At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.
Debt Instrument, Description of Variable Rate Basis																				the Adjusted Treasury Rate (as defined in the August 2019 Indenture)
Debt Instrument, Basis Spread on Variable Rate																				1.00%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																				1.00%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price																				108.125%
Redemption terms																				At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																				35.00%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																				65.00%
Corporate Bonds Due On December 28, 2020 at 7.50% [Member]
Debt Instrument [Line Items]
Maturity date																				Dec. 28, 2020
Stated rate																			8.20%	8.20%
Corporate Bonds Due On December 28, 2020 at 7.50% [Member] | First Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date																		Dec. 28, 2015
Debt instrument, aggregate principal amount																		$ 154,000,000																			¥ 1,000
Maturity date																		Dec. 28, 2020
Stated rate																		7.50%																			7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Maturity date																				Jan. 27, 2021
Stated rate																			7.47%	7.47%
Corporate bonds due on January 27, 2021 at 7.47% [Member] | Two thousand nineteen Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date																	Jan. 27, 2016
Debt instrument, aggregate principal amount																	$ 107,000,000																			¥ 700
Maturity date																	Jan. 27, 2021
Stated rate																	7.47%																			7.47%
Corporate Bonds Due on August 15 2019 at 7.5% [Member] | New Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date								Aug. 15, 2016
Debt instrument, aggregate principal amount								$ 216,000,000																									¥ 1,500
Maturity date								Aug. 15, 2017
Stated rate																															7.50%
February 2021 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt issuance date																Feb. 28, 2017
Debt instrument, aggregate principal amount																$ 300,000,000
Maturity date																				Feb. 28, 2021
Stated rate																			7.75%	7.75%
Effective interest rate																			8.68%	8.68%
(Loss)/Gain on extinguishment of debt																			$ 2,642,710
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																				10.00%
Debt Instrument, Frequency of Periodic Payment																semi-annually
Debt Instrument, Term																4 years
Debt Instrument Redemption Amount																			25,400,000	$ 25,400,000
Unamortized Debt Issuance Expense																			$ 400,425	400,425
Debt instruments redemption difference between repurchase price and principal amount																				$ 3,043,135
February 2021 Senior Secured Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																			2.0	2.0
February 2021 Senior Secured Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																			1.0	1.0
February 2021 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price																				100.00%
Redemption terms																				At any time prior to February 28, 2021, the Company may at its option redeem the February 2021 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the February 2021 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any February 2021 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such February 2021 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such February 2021 Senior Secured Note, plus all required remaining scheduled interest payments due on such February 2021 Senior Secured Note through the maturity date of the February 2021 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the February 2021 Indenture) plus 100 basis points, over (B) the principal amount of such February 2021 Senior Secured Note on such redemption date.
Debt Instrument, Description of Variable Rate Basis																				the Adjusted Treasury Rate (as defined in the February 2021 Indenture)
Debt Instrument, Basis Spread on Variable Rate																				1.00%
February 2021 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																				1.00%
February 2021 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																				35.00%
February 2021 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Redemption price																				107.75%
Redemption terms																				At any time prior to February 28, 2021, the Company may redeem up to 35% of the aggregate principal amount of the February 2021 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 107.75% of the principal amount of the February 2021 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the February 2021 Senior Secured Notes issued on February 28, 2017 remain outstanding after each such redemption.
Debt Instrument Carrying Amount Percentage																				65.00%
November 2020 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount															$ 200,000,000															$ 100,000,000
Maturity date															Nov. 22, 2020
Stated rate																														8.875%
Effective interest rate																			9.95%	9.95%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																				10.00%
Debt Instrument, Frequency of Periodic Payment															semi-annually
Debt Instrument, Term															3 years
November 2020 Senior Secured Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																			2.0	2.0
November 2020 Senior Secured Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																			1.0	1.0
November 2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price																				100.00%
Redemption terms																				At any time prior to November 22, 2020, the Company may at its option redeem the November 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the November 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any November 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such November 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such November 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such November 2020 Senior Secured Note through the maturity date of the November 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the November 2020 Indenture) plus 100 basis points, over (B) the principal amount of such November 2020 Senior Secured Note on such redemption date.
Debt Instrument, Description of Variable Rate Basis																				the Adjusted Treasury Rate (as defined in the November 2020 Indenture)
Debt Instrument, Basis Spread on Variable Rate																				1.00%
November 2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																				1.00%
November 2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price																				108.875%
Redemption terms																				At any time prior to November 22, 2020, the Company may redeem up to 35% of the aggregate principal amount of the November 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.875% of the principal amount of the November 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the November 2020 Senior Secured Notes issued on November 22, 2017 remain outstanding after each such redemption.
November 2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																				35.00%
November 2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																				65.00%
March 2020 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt issuance date														Mar. 19, 2018
Debt instrument, aggregate principal amount														$ 200,000,000
Maturity date																				Mar. 12, 2020
Stated rate														9.875%					9.875%	9.875%
Effective interest rate																			11.34%	11.34%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction																				10.00%
Debt Instrument, Frequency of Periodic Payment														semi-annually
Debt Instrument, Term														2 years
March 2020 Senior Secured Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																			2.0	2.0
March 2020 Senior Secured Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio																			1.0	1.0
March 2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price																				100.00%
Redemption terms																				At any time prior to March 19, 2020, the Company may at its option redeem the March 2020 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the March 2020 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any March 2020 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such March 2020 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such March 2020 Senior Secured Note, plus all required remaining scheduled interest payments due on such March 2020 Senior Secured Note through the maturity date of the March 2020 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the March 2020 Indenture) plus 100 basis points, over (B) the principal amount of such March 2020 Senior Secured Note on such redemption date.
Debt Instrument, Description of Variable Rate Basis																				the Adjusted Treasury Rate (as defined in the March 2020 Indenture)
Debt Instrument, Basis Spread on Variable Rate																				1.00%
March 2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium [Member]
Debt Instrument [Line Items]
Redemption price																				1.00%
March 2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price																				109.875%
Redemption terms																				At any time prior to March 19, 2020, the Company may redeem up to 35% of the aggregate principal amount of the March 2020 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 109.875% of the principal amount of the March 2020 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the March 2020 Senior Secured Notes issued on March 19, 2018 remain outstanding after each such redemption.
March 2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal redeemable																				35.00%
March 2020 Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage																				65.00%
Corporate Bonds Due in April 7, 2020 at 8.2% [Member] | 2017 Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date						Apr. 07, 2017
Debt instrument, aggregate principal amount						$ 173,000,000																										¥ 1,130
Maturity date						Apr. 07, 2018
Stated rate						8.20%																										8.20%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Maturity date																				Mar. 14, 2021
Stated rate																			7.09%	7.09%
Corporate bonds due on March 14, 2021 at 7.09% [Member] | Third Tranche Bonds [Member]
Debt Instrument [Line Items]
Debt issuance date									Mar. 14, 2016
Debt instrument, aggregate principal amount									$ 77,000,000																									¥ 500
Maturity date									Mar. 14, 2021
Stated rate									7.09%																									7.09%
Corporate Bonds Due on September 21, 2020 at 8.5% [Member]
Debt Instrument [Line Items]
Maturity date																				Sep. 21, 2020
Stated rate																			8.50%	8.50%
Corporate Bonds Due on September 21, 2020 at 8.5% [Member] | 2018 Tranche [Member]
Debt Instrument [Line Items]
Debt issuance date												Sep. 20, 2018
Debt instrument, aggregate principal amount												$ 87,000,000															¥ 600
Maturity date												Sep. 21, 2020
Stated rate												8.50%															8.50%